Inventories, Net (Details) - Schedule of inventories - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 935,258
Consigned processing materials	336,473
Finished Goods	10,153,459	3,105,673
Total	11,425,190	3,105,673
Graphite anode materials [Member]
Inventory [Line Items]
Total	7,410,538
Healthcare service gift cards [Member]
Inventory [Line Items]
Total	1,212,698	1,276,550
Chinese tea [Member]
Inventory [Line Items]
Total	682,064	718,426
Learning course gift cards [Member]
Inventory [Line Items]
Total	432,101	454,852
Latex pillows [Member]
Inventory [Line Items]
Total	131,331	138,246
Healthcare products [Member]
Inventory [Line Items]
Total	196,704	207,348
Others [Member]
Inventory [Line Items]
Total	$ 88,023	$ 310,251